Computer Software Under Capital Lease (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Capital Leased Assets [Line Items]
Gross	$ 43,567	$ 37,717
Accumulated Amortization	(31,482)	(23,032)
Net	12,085	14,685
Licensed computer software
Capital Leased Assets [Line Items]
Gross	13,175	17,156
Accumulated Amortization	(2,031)	(4,816)
Net	$ 11,144	$ 12,340